497(j)

333-170476/811-03240

VIA EDGAR

November 2, 2011

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos. 333-170476 and 811-03240

(Equity Director Fixed and Variable Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus dated November 1, 2011and the form of Statement of Additional Information dated May 1, 2011 for The Variable Annuity Life Insurance Company Separate Account A Equity Director Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 3 and Amendment No. 178, as filed with the Securities and Exchange Commission on November 1, 2011, accession number 0001193125-11-290530.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ Mark Matthes

Mark Matthes

Vice President and Associate General Counsel